SIGNIFICANT ACCOUNTING POLICIES (Details 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
Advertising expenses of continuing operations	74,380	284,483	138,825